SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Intelligent Fingerprinting Limited note receivable		$ 500,445
Prepayments	359,953	116,525
Goods and services tax receivable	20,418	57,746
Deposits	118,193	46,602
Deferred charges	34,100
Other receivables	20,127	25,443
Total	$ 552,791	$ 746,761